Leases - Additional information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2021	May 31, 2020	Sep. 30, 2019	Jan. 31, 2019	Nov. 30, 2018	Jun. 30, 2018
Initial lease term of contract				7 years
Description of option to expand lease term						The initial term of the lease was nine months with a five-year extension option at the discretion of the lessee.
Lease rental expense				$ 19		$ 1
Annual lease escalation percentage				5.00%		3.00%
PCJW Properties [Member]
Initial lease term of contract			2 years		5 years
Lease rental expense			$ 23
Annual lease escalation percentage	3.50%		3.00%		4.00%
Sublease rental expense			$ 10		$ 5
Lease expiration date			Oct. 31, 2021
Whalerock Industries Holding Company, LLC [Member]
Initial lease term of contract		18 years
Sublease rental expense		$ 140